UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON BATTERYMARCH VARIABLE
GLOBAL EQUITY PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON PARTNERS
VARIABLE GLOBAL EQUITY PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited)
September 30, 2009

Shares	Security	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 8.2%
Automobiles — 1.1%
2,738	Bayerische Motoren Werke AG	$132,091
3,800	Honda Motor Co., Ltd.	117,122
5,900	Toyota Motor Corp.	234,790

	Total Automobiles	484,003

Distributors — 0.3%
268,643	Inchcape PLC *	120,910

Diversified Consumer Services — 0.7%
3,000	Apollo Group Inc., Class A Shares *	221,010
5,700	H&R Block Inc.	104,766

	Total Diversified Consumer Services	325,776

Hotels, Restaurants & Leisure — 0.3%
2,100	Ctrip.com International Ltd., ADR *	123,459

Household Durables — 0.6%
3,200	Garmin Ltd.	120,768
4,500	Sony Corp.	133,179

	Total Household Durables	253,947

Leisure Equipment & Products — 0.3%
4,400	Fuji Photo Film Co., Ltd.	131,936

Media — 2.7%
16,700	Comcast Corp., Class A Shares	282,063
4,300	Discovery Communications Inc., Class A Shares *	124,227
176	Jupiter Telecommunications Co.	170,291
3,200	McGraw-Hill Cos. Inc.	80,448
4,400	Omnicom Group Inc.	162,536
3,113	Publicis Groupe SA	124,932
8,500	Time Warner Inc.	244,630

	Total Media	1,189,127

Multiline Retail — 0.6%
18,033	Marks & Spencer Group PLC	104,401
3,100	Target Corp.	144,708

	Total Multiline Retail	249,109

Specialty Retail — 1.3%
3,700	Aeropostale Inc. *	160,839
8,700	Gap Inc.	186,180
2,700	Ross Stores Inc.	128,979
2,900	TJX Cos. Inc.	107,735

	Total Specialty Retail	583,733

Textiles, Apparel & Luxury Goods — 0.3%
4,400	Coach Inc.	144,848

	TOTAL CONSUMER DISCRETIONARY	3,606,848

CONSUMER STAPLES — 10.8%
Beverages — 1.2%
2,900	Coca-Cola Co.	155,730
8,400	Coca-Cola Enterprises Inc.	179,844
3,400	PepsiCo Inc.	199,444

	Total Beverages	535,018

Food & Staples Retailing — 2.8%
13,600	Aeon Co., Ltd.	130,224
9,200	Alimentation Couche-Tard Inc., Class B Shares	161,275
3,300	CVS Caremark Corp.	117,942
2,168	Delhaize Group	150,588
4,800	Lawson Inc.	223,119
See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Food & Staples Retailing — 2.8% (continued)
6,000	Seven & I Holdings Co., Ltd.	$143,797
6,630	Wal-Mart Stores Inc.	325,467

	Total Food & Staples Retailing	1,252,412

Food Products — 2.9%
5,100	Dean Foods Co. *	90,729
2,400	H.J. Heinz Co.	95,400
8,800	Kraft Foods Inc., Class A Shares	231,176
12,400	Nestle SA, Registered Shares	528,377
11,500	Sara Lee Corp.	128,110
6,317	Unilever NV, CVA	182,160

	Total Food Products	1,255,952

Household Products — 1.6%
2,900	Kimberly-Clark Corp.	171,042
8,823	Procter & Gamble Co.	511,028

	Total Household Products	682,070

Personal Products — 0.2%
3,150	Herbalife Ltd.	103,131

Tobacco — 2.1%
17,590	Altria Group Inc.	313,278
7,047	British American Tobacco PLC	221,173
1,200	Lorillard Inc.	89,160
6,030	Philip Morris International Inc.	293,902

	Total Tobacco	917,513

	TOTAL CONSUMER STAPLES	4,746,096

ENERGY — 12.0%
Energy Equipment & Services — 1.8%
19,600	Acergy SA	246,981
3,200	Dresser-Rand Group Inc. *	99,424
6,300	Noble Corp.	239,148
2,400	Transocean Ltd. *	205,272

	Total Energy Equipment & Services	790,825

Oil, Gas & Consumable Fuels — 10.2%
2,000	Apache Corp.	183,660
55,281	BP PLC	488,774
5,900	Chevron Corp.	415,537
3,885	ConocoPhillips	175,447
4,400	EnCana Corp.	255,049
13,200	Eni SpA	330,101
9,450	Exxon Mobil Corp.	648,364
3,400	LUKOIL, ADR	184,280
2,000	Murphy Oil Corp.	115,140
33,790	Rosneft Oil Co., GDR (a)	254,101
20,300	Royal Dutch Shell PLC, Class A Shares	581,070
7,350	StatoilHydro ASA	165,376
8,290	Total SA	492,856
10,600	Williams Cos. Inc.	189,422

	Total Oil, Gas & Consumable Fuels	4,479,177

	TOTAL ENERGY	5,270,002

FINANCIALS — 19.3%
Capital Markets — 2.1%
1,900	Goldman Sachs Group Inc.	350,265
3,058	Macquarie Group Ltd.	158,620
4,800	Morgan Stanley	148,224
16,100	Nomura Holdings Inc.	99,245
See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Capital Markets — 2.1% (continued)
3,300	State Street Corp.	$173,580

	Total Capital Markets	929,934

Commercial Banks — 10.3%
19,509	Banco Bilbao Vizcaya Argentaria SA	346,483
27,014	Banco Santander Central Hispano SA	435,078
5,010	Bank of Hawaii Corp.	208,115
3,100	Bank of Nova Scotia	141,639
49,264	Barclays PLC *	291,433
56,000	BOC Hong Kong Holdings Ltd.	122,838
8,192	Commonwealth Bank of Australia	374,039
11,000	DBS Group Holdings Ltd.	103,754
17,955	HSBC Holdings PLC	205,544
5,525	National Bank of Greece SA *	198,191
6,350	Royal Bank of Canada	341,663
80,000	Shinsei Bank Ltd. *	123,063
2,291	Societe Generale	184,490
12,700	Standard Chartered PLC	313,109
5,200	Sumitomo Mitsui Financial Group Inc.	181,429
2,100	Toronto-Dominion Bank	135,962
39,597	UniCredito Italiano SpA *	154,796
6,500	Wells Fargo & Co.	183,170
20,213	Westpac Banking Corp.	468,141

	Total Commercial Banks	4,512,937

Consumer Finance — 0.3%
3,900	American Express Co.	132,210

Diversified Financial Services — 2.0%
8,400	Bank of America Corp.	142,128
3,943	Bolsas y Mercados Espanoles	153,623
11,978	ING Groep NV, CVA *	213,959
5,685	JPMorgan Chase & Co.	249,117
4,600	Principal Financial Group Inc.	125,994

	Total Diversified Financial Services	884,821

Insurance — 3.6%
3,600	AFLAC Inc.	153,864
26,075	Aviva PLC	186,813
500	CNP Assurances	50,975
6,200	Industrial Alliance Insurance and Financial Services Inc.	169,897
2,700	MetLife Inc.	102,789
5,100	Mitsui Sumitomo Insurance Group Holdings Inc.	140,703
1,587	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	253,343
2,500	Prudential Financial Inc.	124,775
9,832	Prudential PLC	94,555
4,100	Torchmark Corp.	178,063
6,200	Unum Group	132,928

	Total Insurance	1,588,705

Real Estate Investment Trusts (REITs) — 0.2%
2,300	Digital Realty Trust Inc.	105,133
16	Simon Property Group Inc.	1,102

	Total Real Estate Investment Trusts (REITs)	106,235

Real Estate Management & Development — 0.8%
4,600	Daito Trust Construction Co., Ltd.	201,003
8,000	Sumitomo Realty & Development Co., Ltd.	146,517

	Total Real Estate Management & Development	347,520

	TOTAL FINANCIALS	8,502,362

See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

HEALTH CARE — 9.8%
Biotechnology — 0.8%
3,800	Amgen Inc. *	$228,874
2,850	Gilead Sciences Inc. *	132,753

	Total Biotechnology	361,627

Health Care Providers & Services — 1.2%
3,600	Medco Health Solutions Inc. *	199,116
7,300	UnitedHealth Group Inc.	182,792
2,800	WellPoint Inc. *	132,608

	Total Health Care Providers & Services	514,516

Pharmaceuticals — 7.8%
6,400	Abbott Laboratories	316,608
9,100	AstraZeneca PLC	407,969
10,500	Bristol-Myers Squibb Co.	236,460
4,200	Eli Lilly & Co.	138,726
14,982	GlaxoSmithKline PLC	294,514
8,900	H. Lundbeck A/S	184,673
4,500	Johnson & Johnson	274,005
6,200	Merck & Co. Inc.	196,106
6,600	Novartis AG, Registered Shares	330,207
15,850	Pfizer Inc.	262,317
1,300	Roche Holding AG	210,112
5,800	Sanofi-Aventis	425,877
3,800	Takeda Pharmaceutical Co., Ltd.	158,422

	Total Pharmaceuticals	3,435,996

	TOTAL HEALTH CARE	4,312,139

INDUSTRIALS — 9.2%
Aerospace & Defense — 2.6%
1,500	Alliant Techsystems Inc. *	116,775
23,500	BAE Systems PLC	131,205
1,800	General Dynamics Corp.	116,280
1,600	L-3 Communications Holdings Inc.	128,512
2,200	Lockheed Martin Corp.	171,776
2,700	Northrop Grumman Corp.	139,725
4,300	Raytheon Co.	206,271
2,665	Thales SA	132,276

	Total Aerospace & Defense	1,142,820

Construction & Engineering — 1.5%
48,000	Kajima Corp.	123,063
8,550	KBR Inc.	199,129
3,300	URS Corp. *	144,045
3,100	Vinci SA	175,473

	Total Construction & Engineering	641,710

Electrical Equipment — 0.3%
32,000	Furukawa Electric Co., Ltd.	130,197

Industrial Conglomerates — 2.5%
15,175	General Electric Co.	249,174
2,400	Jardine Matheson Holdings Ltd.	72,960
4,500	Jardine Strategic Holdings Ltd.	76,320
39,000	SembCorp Industries Ltd.	93,902
5,050	Siemens AG, Registered Shares	467,890
4,300	Tyco International Ltd.	148,264

	Total Industrial Conglomerates	1,108,510

Machinery — 0.6%
2,800	Navistar International Corp. *	104,776
See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Machinery — 0.6% (continued)
2,300	Schindler Holding AG	$157,683

	Total Machinery	262,459

Trading Companies & Distributors — 1.7%
17,000	Itochu Corp.	112,752
39,000	Marubeni Corp.	196,935
8,200	Mitsubishi Corp.	165,993
9,800	Mitsui & Co., Ltd.	128,249
87,000	Noble Group Ltd.	151,390

	Total Trading Companies & Distributors	755,319

	TOTAL INDUSTRIALS	4,041,015

INFORMATION TECHNOLOGY — 12.7%
Communications Equipment — 1.1%
20,000	Cisco Systems Inc. *	470,800

Computers & Peripherals — 4.9%
1,650	Apple Inc. *	305,861
14,600	Dell Inc. *	222,796
6,200	EMC Corp. *	105,648
13,650	Hewlett-Packard Co.	644,416
5,650	International Business Machines Corp.	675,796
14,000	NCR Corp. *	193,480

	Total Computers & Peripherals	2,147,997

Electronic Equipment, Instruments & Components — 0.5%
3,700	Arrow Electronics Inc. *	104,155
5,600	Tyco Electronics Ltd.	124,768

	Total Electronic Equipment, Instruments & Components	228,923

Internet Software & Services — 0.5%
9,000	eBay Inc. *	212,490

IT Services — 1.6%
4,500	Accenture PLC, Class A Shares	167,715
2,050	Affiliated Computer Services Inc., Class A Shares *	111,049
3,700	Computer Sciences Corp. *	195,027
2,800	Hewitt Associates Inc., Class A Shares *	102,004
6,000	Nomura Research Institute Ltd.	142,793

	Total IT Services	718,588

Semiconductors & Semiconductor Equipment — 1.4%
3,300	Broadcom Corp., Class A Shares *	101,277
7,400	Intel Corp.	144,818
12,400	Siliconware Precision Industries Co., ADR	89,032
11,657	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	127,761
5,700	Texas Instruments Inc.	135,033

	Total Semiconductors & Semiconductor Equipment	597,921

Software — 2.7%
6,500	CA Inc.	142,935
16,870	Microsoft Corp.	436,764
300	Nintendo Co., Ltd.	76,915
18,700	Oracle Corp.	389,708
3,900	Sybase Inc. *	151,710

	Total Software	1,198,032

	TOTAL INFORMATION TECHNOLOGY	5,574,751

MATERIALS — 6.9%
Chemicals — 1.5%
5,320	BASF SE	282,050
1,200	CF Industries Holdings Inc.	103,476
60,000	Showa Denko KK	122,394
See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Chemicals — 1.5% (continued)
1,301	Solvay SA	$135,150

	Total Chemicals	643,070

Construction Materials — 0.4%
1,761	Lafarge SA	157,667

Containers & Packaging — 0.4%
6,500	Pactiv Corp. *	169,325

Metals & Mining — 4.0%
5,645	Anglo American PLC *	179,878
23,300	BHP Billiton PLC	636,284
41,200	BlueScope Steel Ltd.	106,508
2,000	First Quantum Minerals Ltd.	130,890
6,620	Rio Tinto PLC	282,444
5,700	Teck Cominco Ltd., Class B Shares *	157,209
2,909	ThyssenKrupp AG	100,219
11,057	Xstrata PLC *	163,084

	Total Metals & Mining	1,756,516

Paper & Forest Products — 0.6%
9,100	International Paper Co.	202,293
6,100	Svenska Cellulosa AB, Class B Shares	82,801

	Total Paper & Forest Products	285,094

	TOTAL MATERIALS	3,011,672

TELECOMMUNICATION SERVICES — 5.9%
Diversified Telecommunication Services — 4.2%
15,500	AT&T Inc.	418,655
10,739	Deutsche Telekom AG, Registered Shares	146,700
11,485	Koninklijke KPN NV	190,607
5,700	Nippon Telegraph & Telephone Corp.	264,319
18,106	Telefonica SA	499,844
10,600	Verizon Communications Inc.	320,862

	Total Diversified Telecommunication Services	1,840,987

Wireless Telecommunication Services — 1.7%
7,000	America Movil SAB de CV, Series L Shares, ADR	306,810
25	KDDI Corp.	141,010
134,438	Vodafone Group PLC	301,354

	Total Wireless Telecommunication Services	749,174

	TOTAL TELECOMMUNICATION SERVICES	2,590,161

UTILITIES — 5.1%
Electric Utilities — 1.7%
3,460	E.ON AG	146,811
36,002	Enel SpA	228,640
1,200	FPL Group Inc.	66,276
5,900	Tohoku Electric Power Co. Inc.	131,535
6,500	Tokyo Electric Power Co. Inc.	170,633

	Total Electric Utilities	743,895

Gas Utilities — 0.2%
3,500	UGI Corp.	87,710

Independent Power Producers & Energy Traders — 0.6%
17,700	AES Corp. *	262,314

Multi-Utilities — 2.6%
3,200	DTE Energy Co.	112,448
7,400	GDF Suez	328,779
2,700	PG&E Corp.	109,323
5,100	Public Service Enterprise Group Inc.	160,344
3,874	RWE AG	360,010
See Notes to Schedule of Investments.

Legg Mason Batterymarch Variable Global Equity Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Multi-Utilities — 2.6% (continued)
6,600	TECO Energy Inc.	$92,928

	Total Multi-Utilities	1,163,832

	TOTAL UTILITIES	2,257,751

	TOTAL INVESTMENTS — 99.9% (Cost — $40,417,556#)	43,912,797
	Other Assets in Excess of Liabilities — 0.1%	26,851

	TOTAL NET ASSETS — 100.0%	$43,939,648

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

CVA — Certificaaten van aandelen (Share Certificates)

GDR — Global Depositary Receipt
Summary of Investments by Country **

United States	45.9%
United Kingdom	10.1
Japan	9.7
France	4.7
Switzerland	4.4
Germany	4.3
Canada	3.4
Spain	3.3
Netherlands	2.7
Australia	2.5
Italy	1.6
Russia	1.0
Norway	0.9
Cayman Islands	0.8
Mexico	0.7
Belgium	0.7
Bermuda	0.5
Taiwan	0.5
Greece	0.5
Singapore	0.4
Hong Kong	0.4
Denmark	0.4
Ireland	0.4
Sweden	0.2

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of September, 30, 2009 and are subject to change.
See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Batterymarch Variable Global Equity Portfolio (formerly known as Legg Mason Partners Variable Global Equity Portfolio) (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks†	$43,912,797	—	—	$43,912,797

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
		TELECOMMUNICATION
	FINANCIALS	SERVICES	TOTAL

Balance as of December 31, 2008	$113,326	$398,862	$512,188
Accrued premiums/discounts	—	—	—
Realized gain/(loss)(1)	—	9,914	9,914
Change in unrealized appreciation (depreciation)(2)	(14,291)	(55,718)	(70,009)
Net purchases (sales)	—	(78,234)	(78,234)
Net transfers in and/or out of Level 3	(99,035)	(274,824)	(373,859)

Balance as of September 30, 2009	—	—	—

Net unrealized appreciation (depreciation) for investments in securities held at September 30, 2009	—	—	—

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,480,190
Gross unrealized depreciation	(1,984,949)

Net unrealized appreciation	$3,495,241

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 23, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 23, 2009